FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount [Member] | Current Accounts And Demand Deposits [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	$ 4,141,667	$ 4,453,191	$ 981,349
Carrying Amount [Member] | Transaction In The Course Of Payment [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	109,496	67,413	26,377
Carrying Amount [Member] | Obligations Under Repurchase Agreements [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	420,920	373,879	43,727
Carrying Amount [Member] | Time Deposits And Saving Accounts [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	10,065,243	11,581,710	3,952,573
Carrying Amount [Member] | Derivative Financial Instruments [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	1,095,154	907,334	253,183
Carrying Amount [Member] | Borrowings From Financial Institutions [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	2,196,130	2,179,870	658,600
Carrying Amount [Member] | Debt Issued [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	5,950,038	5,460,253	1,504,335
Carrying Amount [Member] | Other Financial Obligations [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	17,066	25,563	20,733
Carrying Amount [Member] | Cash And Deposits In Banks [Member]
Categories of financial assets [Abstract]
Financial assets	964,030	1,487,137	477,809
Carrying Amount [Member] | Cash In The Process Of Collection [Member]
Categories of financial assets [Abstract]
Financial assets	157,017	145,769	62,095
Carrying Amount [Member] | Trading Portfolio Financial Assets [Member]
Categories of financial assets [Abstract]
Financial assets	415,061	632,557	17,765
Carrying Amount [Member] | Investments Under Agreements To Resell [Member]
Categories of financial assets [Abstract]
Financial assets	28,524	170,242	10,293
Carrying Amount [Member] | Derivative Financial Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	1,248,775	1,102,769	227,984
Carrying Amount [Member] | Loans And Receivables From Banks, Net [Member]
Categories of financial assets [Abstract]
Financial assets	70,077	150,568	99,398
Carrying Amount [Member] | Loans And Receivables From Customers, Net [Member]
Categories of financial assets [Abstract]
Financial assets	19,764,078	20,444,648	6,705,492
Carrying Amount [Member] | Financial Investments Available-For-Sale [Member]
Categories of financial assets [Abstract]
Financial assets	2,663,478	2,074,077	514,985
Carrying Amount [Member] | Held To Maturity Investments [Member]
Categories of financial assets [Abstract]
Financial assets	202,030	226,433
Estimated Fair Value [Member] | Current Accounts And Demand Deposits [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	4,141,667	4,453,191	981,998
Estimated Fair Value [Member] | Transaction In The Course Of Payment [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	109,496	67,413	26,377
Estimated Fair Value [Member] | Obligations Under Repurchase Agreements [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	420,920	373,879	46,933
Estimated Fair Value [Member] | Time Deposits And Saving Accounts [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	10,099,251	11,603,528	4,069,435
Estimated Fair Value [Member] | Derivative Financial Instruments [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	1,095,154	907,334	253,183
Estimated Fair Value [Member] | Borrowings From Financial Institutions [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	2,216,507	2,190,715	660,721
Estimated Fair Value [Member] | Debt Issued [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	6,185,043	5,419,646	1,723,689
Estimated Fair Value [Member] | Other Financial Obligations [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	17,066	25,563	21,457
Estimated Fair Value [Member] | Cash And Deposits In Banks [Member]
Categories of financial assets [Abstract]
Financial assets	964,030	1,487,137	477,809
Estimated Fair Value [Member] | Cash In The Process Of Collection [Member]
Categories of financial assets [Abstract]
Financial assets	157,017	145,769	62,095
Estimated Fair Value [Member] | Trading Portfolio Financial Assets [Member]
Categories of financial assets [Abstract]
Financial assets	415,061	632,557	17,765
Estimated Fair Value [Member] | Investments Under Agreements To Resell [Member]
Categories of financial assets [Abstract]
Financial assets	28,524	170,242	10,291
Estimated Fair Value [Member] | Derivative Financial Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	1,248,775	1,102,769	227,984
Estimated Fair Value [Member] | Loans And Receivables From Banks, Net [Member]
Categories of financial assets [Abstract]
Financial assets	70,077	150,568	99,493
Estimated Fair Value [Member] | Loans And Receivables From Customers, Net [Member]
Categories of financial assets [Abstract]
Financial assets	19,893,448	20,480,706	7,228,761
Estimated Fair Value [Member] | Financial Investments Available-For-Sale [Member]
Categories of financial assets [Abstract]
Financial assets	2,663,478	2,074,077	514,985
Estimated Fair Value [Member] | Held To Maturity Investments [Member]
Categories of financial assets [Abstract]
Financial assets	$ 201,283	$ 200,615